SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 13 – SEGMENT REPORTING

In accordance with ASC 280-10, the Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable segments. The Company has three reportable segments: BioSig Technologies, Inc. (parent), NeuroClear Technologies, Inc. and ViralClear Pharmaceuticals, Inc.

Information concerning the operations of the Company’s reportable segments is as follows:

	Three Months Ended March 31, 2024 (000’s)	Three Months Ended March 31, 2023 (000’s)
Revenues (from external customers)
BioSig	$14	$5
ViralClear	-	-
BioSig AI Sciences	-	-
	$14	$5

	Three Months Ended March 31, 2024 (000’s)	Three Months Ended March 31, 2023 (000’s)
Operating Expenses:
BioSig	$3,407	$7,230
ViralClear	41	161
BioSig AI Sciences	3	-
	$3,451	$7,391

	Three Months Ended March 31, 2024 (000’s)	Three Months Ended March 31, 2023 (000’s)
Loss from Operations
BioSig	$(3,391)	$(7,225)
ViralClear	(41)	(161)
BioSig AI Sciences	(3)	-
	$(3,437)	$(7,386)

BIOSIG TECHNOLOGIES, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(unaudited)

	March 31, 2024 (000’s)	December 31, 2023 (000’s)
Total Assets
BioSig	$821	$485
ViralClear	(542)	-
BioSig AI Sciences	1,310	1,313
	$1,589	$1,798

NOTE 13 – SEGMENT REPORTING

In accordance with ASC 280-10, the Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable segments. The Company has three reportable segments: BioSig Technologies, Inc. (parent), NeuroClear Technologies, Inc. and ViralClear Pharmaceuticals, Inc.

Information concerning the operations of the Company’s reportable segments is as follows:

	Year Ended December 31, 2023 (000’s)	Year Ended December 31, 2022 (000’s)
Revenues (from external customers)
BioSig	$18	$286
ViralClear	-	-
BioSig AI Sciences	-	-
	$18	$286

	Year Ended December 31, 2023 (000’s)	Year Ended December 31, 2022 (000’s)
Operating Expenses:
BioSig	$29,238	$26,819
ViralClear	(1,498)	672
BioSig AI Sciences	745	3
	$28,530	$27,494

	Year Ended December 31, 2023 (000’s)	Year Ended December 31, 2022 (000’s)
(Loss) Income from Operations
BioSig	$(29,265)	$(26,590)
ViralClear	1,498	(672)
BioSig AI Sciences	(745)	(3)
	$(28,512)	$(27,265)

	December 31, 2023 (000’s)	December 31, 2022 (000’s)
Total Assets
BioSig	$485	$4,051
ViralClear	-	49
BioSig AI Sciences	1,313	10
	$1,798	$4,110